PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks
Airlines 2.5%
Alaska Air Group, Inc.	30,300	$ 1,957,077
JetBlue Airways Corp.*	189,745	3,762,643
United Airlines Holdings, Inc.*	54,900	4,106,520
		9,826,240
Auto Components 2.1%
BorgWarner, Inc.	64,100	2,197,989
Goodyear Tire & Rubber Co. (The)	257,400	3,379,662
Lear Corp.	20,100	2,475,918
		8,053,569
Banks 10.6%
Associated Banc-Corp.	26,500	528,145
Bank OZK	10,600	288,108
BankUnited, Inc.	12,300	405,900
BOK Financial Corp.	5,500	433,950
CIT Group, Inc.	10,200	466,242
Citizens Financial Group, Inc.	125,300	4,671,184
Comerica, Inc.	36,500	2,232,340
Fifth Third Bancorp	177,833	5,059,349
First Horizon National Corp.	55,900	894,400
FNB Corp.	24,400	284,748
Huntington Bancshares, Inc.	235,200	3,191,664
KeyCorp	262,800	4,916,988
M&T Bank Corp.	20,600	3,471,512
PacWest Bancorp	9,500	332,975
People’s United Financial, Inc.	147,600	2,275,992
Pinnacle Financial Partners, Inc.	8,300	490,198
Popular, Inc. (Puerto Rico)	28,100	1,572,476
Regions Financial Corp.	296,000	4,608,720
Sterling Bancorp	18,100	362,000
Synovus Financial Corp.	2,600	91,052
Umpqua Holdings Corp.	31,400	530,660
Wintrust Financial Corp.	4,900	310,072
Zions Bancorp NA	79,800	3,630,102
		41,048,777
Beverages 1.1%
Molson Coors Beverage Co. (Class B Stock)(a)	73,700	4,096,246

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.6%
Owens Corning	36,800	$ 2,226,032
Capital Markets 2.7%
Invesco Ltd.	226,900	3,925,370
Janus Henderson Group PLC (United Kingdom)	30,800	778,316
Legg Mason, Inc.	5,500	215,325
State Street Corp.	74,100	5,604,183
		10,523,194
Chemicals 3.5%
Eastman Chemical Co.	56,000	3,991,120
Mosaic Co. (The)	195,700	3,882,688
Olin Corp.	216,300	3,216,381
Westlake Chemical Corp.	42,500	2,601,000
		13,691,189
Commercial Services & Supplies 0.6%
ADT, Inc.(a)	375,877	2,330,437
Consumer Finance 3.7%
Ally Financial, Inc.	138,159	4,425,233
Discover Financial Services	16,600	1,247,158
Navient Corp.	124,900	1,796,062
Santander Consumer USA Holdings, Inc.	133,881	3,563,912
Synchrony Financial	104,200	3,377,122
		14,409,487
Containers & Packaging 2.1%
International Paper Co.	90,400	3,681,088
Packaging Corp. of America	6,200	593,650
Westrock Co.	104,500	4,075,500
		8,350,238
Distributors 0.1%
LKQ Corp.*	9,200	300,702
Diversified Financial Services 2.3%
Equitable Holdings, Inc.	169,300	4,066,586

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services (cont’d.)
Jefferies Financial Group, Inc.	34,000	$ 735,760
Voya Financial, Inc.	67,102	4,008,003
		8,810,349
Diversified Telecommunication Services 1.1%
CenturyLink, Inc.	322,300	4,402,618
Electric Utilities 1.7%
Avangrid, Inc.	17,600	937,376
Edison International	17,600	1,347,280
PPL Corp.	121,700	4,404,323
		6,688,979
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.*	22,700	1,723,838
Avnet, Inc.	91,500	3,338,835
		5,062,673
Energy Equipment & Services 0.2%
Baker Hughes Co.	30,000	649,800
Equity Real Estate Investment Trusts (REITs) 9.0%
Apple Hospitality REIT, Inc.	241,300	3,624,326
Colony Capital, Inc.	760,900	3,553,403
Columbia Property Trust, Inc.	5,500	116,050
Digital Realty Trust, Inc.(a)	8,200	1,008,518
Host Hotels & Resorts, Inc.	218,500	3,570,290
Kimco Realty Corp.	7,861	149,752
Macerich Co. (The)(a)	136,800	3,052,008
Medical Properties Trust, Inc.	48,369	1,071,374
Paramount Group, Inc.	23,200	326,192
Park Hotels & Resorts, Inc.	164,400	3,606,936
Service Properties Trust	147,600	3,185,208
SL Green Realty Corp.	15,000	1,380,600
Ventas, Inc.	10,100	584,386
VEREIT, Inc.	400,607	3,909,924
VICI Properties, Inc.	110,600	2,964,080
Welltower, Inc.	31,200	2,649,192
		34,752,239

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 1.3%
Kroger Co. (The)	190,700	$ 5,122,202
Food Products 1.2%
J.M. Smucker Co. (The)	41,600	4,310,176
Tyson Foods, Inc. (Class A Stock)	2,600	214,838
		4,525,014
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*	44,500	1,429,785
Covetrus, Inc.*	132,400	1,628,520
DaVita, Inc.*	5,200	415,324
McKesson Corp.	28,200	4,021,602
MEDNAX, Inc.*	54,600	1,259,622
		8,754,853
Hotels, Restaurants & Leisure 2.1%
Norwegian Cruise Line Holdings Ltd.*	61,500	3,311,775
Royal Caribbean Cruises Ltd.	41,100	4,811,988
		8,123,763
Household Durables 5.2%
Lennar Corp. (Class A Stock)	63,963	4,244,585
Mohawk Industries, Inc.*	28,839	3,797,519
Newell Brands, Inc.	195,051	3,809,346
PulteGroup, Inc.(a)	54,647	2,439,989
Toll Brothers, Inc.	86,033	3,816,424
Whirlpool Corp.	14,600	2,134,082
		20,241,945
Insurance 4.8%
American Financial Group, Inc.	7,900	859,441
Athene Holding Ltd. (Class A Stock)*	48,900	2,130,084
Hartford Financial Services Group, Inc. (The)	78,000	4,623,840
Old Republic International Corp.	4,700	105,985
Principal Financial Group, Inc.	86,400	4,574,880
Reinsurance Group of America, Inc.	27,600	3,975,780
Unum Group	87,400	2,332,706
		18,602,716

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 0.9%
Qurate Retail, Inc. Series A*	421,100	$ 3,591,983
IT Services 1.0%
DXC Technology Co.	120,200	3,831,976
Machinery 3.0%
Cummins, Inc.	30,300	4,847,091
Gates Industrial Corp. PLC*	90,403	1,127,325
PACCAR, Inc.	74,000	5,491,540
		11,465,956
Media 3.8%
Discovery, Inc. (Class A Stock)*(a)	66,500	1,945,790
Discovery, Inc. (Class C Stock)*	87,300	2,424,321
DISH Network Corp. (Class A Stock)*	103,300	3,797,308
Fox Corp. (Class A Stock)	48,600	1,802,088
Fox Corp. (Class B Stock)	41,200	1,496,796
Interpublic Group of Cos., Inc. (The)	3,200	72,640
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	17,600	854,832
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	23,100	1,132,362
News Corp. (Class A Stock)	89,600	1,220,352
		14,746,489
Metals & Mining 3.9%
Newmont Corp.	36,300	1,635,678
Nucor Corp.	91,700	4,354,833
Reliance Steel & Aluminum Co.	34,890	4,005,372
Steel Dynamics, Inc.	74,800	2,235,024
United States Steel Corp.(a)	312,200	2,831,654
		15,062,561
Mortgage Real Estate Investment Trusts (REITs) 4.5%
AGNC Investment Corp.	223,300	4,151,147
Annaly Capital Management, Inc.	489,724	4,779,706
Chimera Investment Corp.	62,000	1,314,400
MFA Financial, Inc.	290,200	2,263,560
New Residential Investment Corp.	206,500	3,456,810
Two Harbors Investment Corp.	109,700	1,674,022
		17,639,645

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 1.7%
Kohl’s Corp.	83,800	$ 3,582,450
Macy’s, Inc.(a)	181,400	2,893,330
		6,475,780
Multi-Utilities 0.6%
Consolidated Edison, Inc.	10,033	943,102
Sempra Energy	9,100	1,461,824
		2,404,926
Oil, Gas & Consumable Fuels 7.2%
Antero Resources Corp.*(a)	411,594	761,449
Centennial Resource Development, Inc. (Class A Stock)*	312,000	1,017,120
Cimarex Energy Co.	38,600	1,694,154
Concho Resources, Inc.	34,400	2,606,832
Continental Resources, Inc.	23,700	645,114
Devon Energy Corp.	127,000	2,758,440
Diamondback Energy, Inc.	48,700	3,623,280
EQT Corp.	239,600	1,449,580
HollyFrontier Corp.	77,600	3,485,792
Marathon Oil Corp.	327,600	3,724,812
Murphy Oil Corp.(a)	46,500	974,640
Noble Energy, Inc.	26,200	517,974
Parsley Energy, Inc. (Class A Stock)	190,300	3,166,592
Range Resources Corp.(a)	439,400	1,318,200
		27,743,979
Paper & Forest Products 0.9%
Domtar Corp.	96,600	3,363,612
Pharmaceuticals 1.1%
Mylan NV*	200,789	4,300,900
Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	13,200	2,241,624
Road & Rail 1.8%
Knight-Swift Transportation Holdings, Inc.	103,700	3,845,196
Ryder System, Inc.	69,141	3,299,409
		7,144,605

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 0.1%
Cerence, Inc.*	14,900	$ 318,115
Specialty Retail 0.5%
AutoNation, Inc.*	17,400	738,456
Penske Automotive Group, Inc.	24,500	1,150,765
		1,889,221
Technology Hardware, Storage & Peripherals 2.2%
Hewlett Packard Enterprise Co.	337,200	4,697,196
Xerox Holdings Corp.	110,600	3,934,042
		8,631,238
Textiles, Apparel & Luxury Goods 1.2%
PVH Corp.	40,100	3,495,517
Tapestry, Inc.	45,800	1,180,266
		4,675,783
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp.	6,900	95,151
Trading Companies & Distributors 1.9%
Air Lease Corp.	80,700	3,465,258
United Rentals, Inc.*	7,700	1,044,813
WESCO International, Inc.*	63,500	3,074,035
		7,584,106
Wireless Telecommunication Services 0.8%
Telephone & Data Systems, Inc.	107,400	2,435,832
United States Cellular Corp.*	16,500	528,330
		2,964,162

Total Long-Term Investments (cost $403,751,712)		386,765,074

Short-Term Investments 4.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	157,419	157,419

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $18,395,481; includes $18,362,872 of cash collateral for securities on loan)(b)(w)	18,396,558	$ 18,400,237

Total Short-Term Investments (cost $18,552,900)		18,557,656

TOTAL INVESTMENTS 104.6% (cost $422,304,612)		405,322,730
Liabilities in excess of other assets (4.6)%		(17,738,395)

Net Assets 100.0%		$ 387,584,335

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,509,468; cash collateral of $18,362,872 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).